Other Assets and Receivables - Summary of Movements in Provision for Doubtful Debts (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Other Assets And Receivables [abstract]
Beginning balance	€ (120)	€ (88)
Additions charged to earnings	(19)	(33)
Unused amounts reversed through the income statement	3	5
Disposal of business	3	0
Used during the year	2	3
Transfers to disposal groups	4
Net exchange differences	(6)	(6)
Ending balance	€ (134)	€ (120)